Drilling units (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of drilling units
The following table summarizes the movement for the six months ended June 30, 2019:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2019	6,890	(231)	6,659
Additions	61	—	61
Depreciation	—	(207)	(207)
As at June 30, 2019	6,951	(438)	6,513

The following table summarizes the movement for the six months ended June 30, 2020:

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2020	7,048	(647)	6,401
Additions	85	—	85
Depreciation	—	(179)	(179)
Impairment	(1,230)	—	(1,230)
As at June 30, 2020	5,903	(826)	5,077